PARENT COMPANY FINANCIAL INFORMATION - CASH FLOW (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Profit/(loss) before tax	$ (88,491,000)	$ (42,101,000)	$ (44,475,000)
Adjustments to reconcile profit (loss) [abstract]
Changes in trade provisions	(296,000)	5,293,000	3,730,000
Share based payment expense	10,608,000	4,316,000	5,251,000
Finance Income	(15,506,000)	(15,683,000)	(20,045,000)
Finance Costs	91,889,000	70,293,000	68,085,000
Net foreign exchange differences	(17,669,000)	27,818,000	9,080,000
Changes in working capital [abstract]
Changes in trade and other receivables	42,628,000	(2,205,000)	55,730,000
Changes in trade and other payables	(62,311,000)	(1,589,000)	(47,000)
Other payables	62,530,000	14,524,000	4,837,000
Interest paid	(58,038,000)	(46,199,000)	(48,737,000)
Interest received	12,299,000	11,844,000	1,406,000
Cash flows from (used in) operating activities	42,301,000	126,991,000	46,524,000
Cash flows from (used in) investing activities	(48,107,000)	(38,181,000)	(55,895,000)
Financing activities[abstract]
Acquisition of treasury shares	878,000	1,328,000	11,141,000
Cash flows from (used in) financing activities	(60,574,000)	953,000	5,009,000
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(66,380,000)	89,763,000	(4,362,000)
Effect of exchange rate changes on cash and cash equivalents	(13,790,000)	(5,475,000)	(4,458,000)
Cash and cash equivalents	128,824,000	208,994,000	124,706,000	$ 133,526,000
Parent Member
Cash flows from (used in) operating activities [abstract]
Profit/(loss) before tax	(1,120,000)	222,000	(1,986,000)
Adjustments to reconcile profit (loss) [abstract]
Changes in trade provisions	18,000
Share based payment expense	746,000	716,000
Finance Income	93,000	90,000	88,000
Finance Costs	92,000	196,000	204,000
Net foreign exchange differences	509,000	(984,000)	(63,000)
Changes in working capital [abstract]
Changes in trade and other receivables	(922,000)	(2,704,000)	328,000
Changes in trade and other payables	546,000	1,964,000	3,284,000
Other payables	(229,000)	3,384,000	1,601,000
Interest paid	(11,000)
Interest received	345,000
Cash flows from (used in) operating activities	(97,000)	2,704,000	3,280,000
Financing activities[abstract]
Acquisition of treasury shares	(507,000)	(1,328,000)	(11,141,000)
Proceeds From Borrowings from group companies			6,378,000
Cash flows from (used in) financing activities	(507,000)	(1,328,000)	(4,763,000)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(604,000)	1,376,000	(1,483,000)
Effect of exchange rate changes on cash and cash equivalents	(117,000)	31,000	$ 14,000
Atento Luxco 1, S.A. [member]
Financing activities[abstract]
Cash and cash equivalents	$ 799,000	$ 1,520,000